Consolidated statements of changes in equity (Parenthetical) $ in Millions, R in Billions	Dec. 06, 2020	Feb. 12, 2020 USD ($) shares	Feb. 12, 2020 ZAR (R) R / shares shares
South deep [member] | Newshelf 899 (Pty) Ltd [member]
Percentage of economic interest held by non controlling interest holders	3.57%
Private Placement [member]
Number of shares issued | shares		41,431,635	41,431,635
Share placement price per share | R / shares			R 90.20
Percentage of shares issued from ordinary share capital		5.00%	5.00%
Proceeds from issue of ordinary shares		$ 249.0	R 3.7